Summary of Information About Share Options Exercisable and Outstanding (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	1,209,237
Share options exercisable, weighted average exercise price	$ 23.50
Share options outstanding, number of shares | shares	1,807,665
Share options outstanding, weighted average exercise price	$ 19.76
$9.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.13
Share options outstanding, number of shares | shares	243,500
Share options outstanding, weighted average exercise price	$ 9.13
$9.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.46
Share options exercisable, number of shares | shares	1,250
Share options exercisable, weighted average exercise price	$ 9.46
Share options outstanding, number of shares | shares	5,000
Share options outstanding, weighted average exercise price	$ 9.46
$9.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.70
Share options exercisable, number of shares | shares	202,981
Share options exercisable, weighted average exercise price	$ 9.70
Share options outstanding, number of shares | shares	271,742
Share options outstanding, weighted average exercise price	$ 9.70
$9.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.75
Share options exercisable, number of shares | shares	1,876
Share options exercisable, weighted average exercise price	$ 9.75
Share options outstanding, number of shares | shares	3,750
Share options outstanding, weighted average exercise price	$ 9.75
$11.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 11.15
Share options exercisable, number of shares | shares	59,132
Share options exercisable, weighted average exercise price	$ 11.15
Share options outstanding, number of shares | shares	233,125
Share options outstanding, weighted average exercise price	$ 11.15
$12.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 12.23
Share options exercisable, number of shares | shares	7,500
Share options exercisable, weighted average exercise price	$ 12.23
Share options outstanding, number of shares | shares	10,000
Share options outstanding, weighted average exercise price	$ 12.23
$14.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 14.17
Share options exercisable, number of shares | shares	200,041
Share options exercisable, weighted average exercise price	$ 14.17
Share options outstanding, number of shares | shares	200,041
Share options outstanding, weighted average exercise price	$ 14.17
$22.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 22.95
Share options exercisable, number of shares | shares	107,051
Share options exercisable, weighted average exercise price	$ 22.95
Share options outstanding, number of shares | shares	211,101
Share options outstanding, weighted average exercise price	$ 22.95
$28.05 - $28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	196,507
Share options exercisable, weighted average exercise price	$ 28.12
Share options outstanding, number of shares | shares	196,507
Share options outstanding, weighted average exercise price	$ 28.12
$28.05 - $28.26 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.05
$28.05 - $28.26 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
$28.54 - $38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	432,899
Share options exercisable, weighted average exercise price	$ 34.31
Share options outstanding, number of shares | shares	432,899
Share options outstanding, weighted average exercise price	$ 34.31
$28.54 - $38.36 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.54
$28.54 - $38.36 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36